Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	333-260701
Entity Registrant Name	Inter & Co, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Country	BR
Entity Address, Address Line One	Av Barbacena, 1.219, 22nd Floor
Entity Address, City or Town	Belo Horizonte
Entity Address, Postal Zip Code	30 190-131
Local Phone Number	+55 (31) 2138-7978
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	228,521,790
Entity Central Index Key	0001864163
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	Belo Horizonte, Brazil
Auditor Firm ID	1124